21. INCOME TAX AND DEFERRED TAXES (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of tax expense
Tax expense using the legal rate	$ 15,612,426	$ 15,857,282	$ 15,048,187
Tax effect of rates in other jurisdictions	1,196,029	3,206,568	3,427,905
Tax effect of non-taxable revenue	(2,305,118)	(223,562)	(1,204,968)
Tax effect of non-deductible expenses	1,309,434	321,384	106,398
Tax effect of increase in the tax rate in Argentina and USA (%)	(2,266,914)	0	0
Tax effect of increase in the tax rate in Chile (%)	621,686	1,464,046	1,294,810
Other increases (decreases) in the legal tax charge (%)	(447,755)	(3,083,299)	(2,154,240)
Total adjustments to tax expense using the legal rate	(1,892,638)	1,685,137	1,469,905
Tax expense using the effective rate	$ 13,719,788	$ 17,542,419	$ 16,518,092